Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 87.8% of net assets
ALABAMA 0.8%
Montgomery Cnty
GO Refunding Warrants Series 2021A	4.00%	03/01/27	1,000,000	1,189,815
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,039,170
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	241,403
RB Series 2017	5.00%	05/01/27	250,000	310,189
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,596,087
				6,376,664
ALASKA 0.4%
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,130,000
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,790,000
				2,920,000
ARIZONA 0.3%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,070,288
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	728,563
Refunding COP Series 2014	4.00%	07/01/23	700,000	751,640
				2,550,491
ARKANSAS 1.2%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	2,750,000	2,765,832
Fayetteville
Sales Tax RB Series 2019A	1.60%	11/01/35 (a)	175,000	174,880
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	772,335
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	597,602

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	320,000	324,221
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	2,580,000	2,695,926
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	535,000	554,217
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	1,500,000	1,541,555
				9,426,568
CALIFORNIA 8.9%
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	650,274
California
GO Bonds	5.00%	08/01/24	1,000,000	1,150,178
GO Bonds	3.00%	03/01/26	5,000,000	5,601,022
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,046,704
GO Refunding Bonds	5.00%	12/01/26 (c)	10,000,000	12,423,123
GO Refunding Bonds	5.00%	09/01/41 (a)(d)	2,250,000	2,955,417
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	719,979
California Health Facilities Financing Auth
Refunding RB (Lucile Salter Packard Childrens Hospital) Series 2022A	4.00%	05/15/51 (a)(d)	1,000,000	1,143,769
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	487,359
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	668,200
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,152,682
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,248,415
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,708,960
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,262,156
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	4,358,316
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	455,308
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	63,442
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,685,859
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,008,055
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,526,003
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,177,037
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	2,700,000	3,067,449
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	680,979
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,806,573
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	860,515

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	598,791
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	626,432
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	1,072,555
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	1,258,090
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	818,326
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	1,011,698
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,579,702
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,075,247
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	640,024
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	413,534
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,212,936
Sonoma Valley USD
GO Bonds Series 2021	4.00%	08/01/39 (a)(d)	1,400,000	1,648,445
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	332,196
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	344,485
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	593,315
				71,133,550
COLORADO 0.9%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	375,305
COP Series 2015	5.00%	12/01/25 (a)	500,000	500,407
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	536,722
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	637,728
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,451,934
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(b)	1,250,000	1,552,683
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	391,621
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	659,433
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	1,000,000	1,208,620
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(e)	380,000	291,318
				7,605,771
CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	650,000	797,745
GO Bonds Series 2020C	4.00%	06/01/34 (a)	1,000,000	1,223,499
GO Bonds Series 2020C	4.00%	06/01/35 (a)	250,000	305,346
GO Bonds Series 2020C	4.00%	06/01/36 (a)	1,250,000	1,521,182
GO Bonds Series 2021A	4.00%	01/15/31	2,000,000	2,509,680
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,543,525

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	999,895
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/26	1,200,000	1,457,486
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)(f)	2,000,000	2,517,761
GO Bonds Series 2019A	5.00%	11/01/35 (a)(f)	850,000	1,068,103
GO Bonds Series 2019A	5.00%	11/01/36 (a)(f)	1,000,000	1,253,522
				16,197,744
DELAWARE 0.0%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	270,000	270,636
FLORIDA 3.2%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	425,067
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	525,677
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	918,163
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	840,401
Florida Ports Financing Commission
Transportation Trust Fund Refunding RB Series 2011A	5.00%	10/01/28 (a)(b)	1,500,000	1,524,487
Greater Orlando Aviation Auth
Airport Facilities RB Series 2019A	5.00%	10/01/26	5,000,000	6,116,097
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,360,422
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	1,109,533
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	102,086
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	159,979
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	460,194
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	286,534
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	578,005
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,857,625
Toll System RB Series 2014A	5.00%	07/01/24	625,000	709,379
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (b)	800,000	857,504
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	177,055
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	513,643
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	386,131
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,769,086
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(e)	1,550,000	1,057,117
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(e)	800,000	522,561
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(e)	855,000	533,890
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(e)	1,000,000	595,878
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(e)	1,200,000	433,357
				25,819,871

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GEORGIA 1.4%
Atlanta Hartsfield-Jackson Airport
Airport Refunding RB Series 2020B	5.00%	07/01/27	2,500,000	3,115,133
Airport Refunding RB Series 2020B	5.00%	07/01/28	2,400,000	3,056,436
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,885,280
Carroll County
GO Sales Tax Bonds Series 2021	5.00%	06/01/27	1,000,000	1,254,747
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	5.00%	06/15/33 (a)	1,700,000	2,275,868
				11,587,464
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	900,502
Harbor System RB Series 2020A	4.00%	07/01/35 (a)	500,000	599,234
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	55,000	55,197
				1,554,933
IDAHO 0.4%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (f)	450,000	552,903
GO Bonds Series 2019A	5.00%	09/15/27 (f)	400,000	505,156
GO Bonds Series 2019A	5.00%	09/15/28 (f)	425,000	549,864
GO Bonds Series 2019A	5.00%	09/15/29 (a)(f)	400,000	521,234
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (f)	695,000	727,639
				2,856,796
ILLINOIS 6.6%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	509,000
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,965,150
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,281,864
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,816,064
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/25 (a)(b)	290,000	297,969
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	472,340
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,023,931
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,270,913
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	476,605
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,187,234
Refunding GO Bonds Series 2014A	5.00%	01/01/35 (a)	750,000	810,524
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,202,577
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,229,045
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,216,859

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,985,859
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,214,472
GO Bonds Series 2020	5.38%	05/01/23	500,000	547,155
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,143,830
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,779,659
GO Bonds Series 2021A	5.00%	03/01/46 (a)	1,000,000	1,243,414
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,802,864
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,827,399
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	619,345
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	150,000	184,378
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	1,080,053
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,143,391
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,580,901
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	839,983
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	483,349
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,110,491
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,586,006
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,319,032
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,561,193
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29	400,000	504,759
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30	450,000	575,854
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)	500,000	637,514
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)	1,050,000	1,229,224
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)	600,000	699,535
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (d)	250,000	301,520
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (d)	325,000	400,259
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (d)	325,000	407,240
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (d)	300,000	381,391
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (d)	325,000	418,502
				53,368,647
INDIANA 0.2%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,842,504
KANSAS 0.9%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	306,099
GO Bonds Series 2017	5.00%	09/01/27	450,000	566,174
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	435,611
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	463,079
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	506,536
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	510,154
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	150,000	171,546

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	305,665
GO Bonds Series 2018A	5.00%	09/01/27	800,000	1,003,755
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	3,209,428
				7,478,047
KENTUCKY 0.1%
Kentucky
COP 2015	4.00%	06/15/24	400,000	441,532
COP 2015	5.00%	06/15/25	400,000	469,128
				910,660
LOUISIANA 0.2%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	620,670
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21 (b)	400,000	400,000
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	261,501
				1,282,171
MAINE 1.0%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (a)	550,000	735,326
Educational Facilities RB Series 2021A	4.00%	07/01/36 (a)	500,000	609,433
Educational Facilities RB Series 2021A	4.00%	07/01/46 (a)	750,000	888,850
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	1,061,164
RB (MaineHealth) Series 2020A	4.00%	07/01/36 (a)	400,000	478,744
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,193,204
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	616,293
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	708,807
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	877,058
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	780,075
				7,948,954
MARYLAND 1.5%
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	5,080,000	6,164,361
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	700,156
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,097,094
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	355,388
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	631,794
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	785,473
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,739,832
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	639,466
				12,113,564

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	651,777
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,435,444
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	639,107
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,317,156
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	240,000	294,581
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	1,115,790
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,321,238
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,308,543
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,360,035
RB (Wellforce) Series 2020C	4.00%	10/01/45 (a)	750,000	880,172
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	1,315,000	1,394,261
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,655,000	1,845,040
				15,563,144
MICHIGAN 1.1%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	696,936
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,409,596
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,829,987
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,223,135
Michigan Finance Auth
Tobacco Settlement Asset-Backed Bonds Series 2020B1 Class 2	1.25%	06/01/30	1,000,000	1,002,605
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,270,000	1,347,263
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	633,713
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	720,128
				8,863,363
MINNESOTA 1.1%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	365,431
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	295,681
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	393,794
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	314,401
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	295,238
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/31 (a)	245,000	287,364
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	346,303
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	220,000	250,144
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (f)	400,000	444,457
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	430,327
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	472,528
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	403,027

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	2,500,000	3,098,689
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	511,526
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	318,936
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	445,653
				8,673,499
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,190,409
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	724,127
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)(b)	345,000	375,509
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	220,000	236,837
				2,526,882
MISSOURI 2.3%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)	5,000,000	6,614,881
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,440,000	3,313,296
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,229,946
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,289,591
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,194,983
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,000,000	1,091,080
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,890,000	2,100,796
				18,834,573
MONTANA 0.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,440,000	1,573,416
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,796,586
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	400,000	403,774
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(b)	250,000	260,148
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(b)	275,000	286,162
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(b)	500,000	520,295
				5,266,965
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	704,850
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	748,279
				1,453,129

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	25,000	25,222
NEW JERSEY 3.3%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	223,039
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	345,482
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	304,128
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	660,738
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/29 (a)	1,045,000	1,179,306
School Facilities Construction Bonds Series 2018 EEE	5.00%	06/15/43 (a)	2,000,000	2,452,852
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	948,479
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	634,146
New Jersey Educational Facilities Auth
RBs (Princeton Univ) Series 2016A	5.00%	07/01/25	4,555,000	5,414,705
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2020E	3.50%	04/01/51 (a)	2,855,000	3,176,334
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	5,635,933
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,570,390
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	3,000,000	3,672,020
				26,217,552
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,535,000	1,686,328
NEW YORK 13.5%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	285,432
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	346,155
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/26	800,000	977,017
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	750,000	939,593
RB (Hofstra Univ) Series 2021A	5.00%	07/01/28	840,000	1,077,028
RB (Hofstra Univ) Series 2021A	4.00%	07/01/36 (a)	340,000	420,105
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (a)	550,000	677,305
RB (Hofstra Univ) Series 2021A	4.00%	07/01/38 (a)	515,000	632,475
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (a)	575,000	704,206
RB (Hofstra Univ) Series 2021A	4.00%	07/01/41 (a)	620,000	755,511
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)	2,845,000	3,691,511
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	501,922
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	568,821
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	284,163

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,625,349
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,050,000	1,109,958
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (b)	315,000	341,416
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	872,063
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/32 (a)	1,500,000	1,982,977
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/33 (a)	1,500,000	1,974,964
GO Bonds Fiscal Series 2018A	5.00%	08/01/28 (a)	3,165,000	3,984,534
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,530,352
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,274,309
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2021 Series DD	5.00%	06/15/26	3,250,000	3,981,932
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,526,419
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,827,428
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,454,188
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,690,046
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,271,509
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,196,443
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,248,986
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	5.00%	12/01/32 (a)	2,000,000	2,613,024
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/34 (a)	1,000,000	1,199,536
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (a)	1,000,000	1,194,728
Refunding RB (Whitney Museum of American Art) Series 2021	5.00%	07/01/31	2,500,000	3,381,219
New York Health & Hospital Corp
Health System RB Series 2020A	5.00%	02/15/30	2,500,000	3,285,540
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	188,705
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,072,320
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,135,477
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,159,052
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,856,728
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,395,324
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,185,519
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	6,269,815
New York State Mortgage Agency
Homeowner Mortgage RB Series 226	3.50%	10/01/50 (a)	3,415,000	3,723,723
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (a)	1,500,000	1,987,962
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,270,856
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	652,277
Special Facility RB (JFK Airport) Series 2020C	5.00%	12/01/33 (a)	2,500,000	3,276,151
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (a)	2,835,000	3,660,912
Consolidated Bonds 221st Series	4.00%	07/15/36 (a)	2,000,000	2,394,971
Consolidated Bonds 221st Series	4.00%	07/15/45 (a)	3,000,000	3,508,019
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	5,330,000	6,130,443
				108,296,418

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH CAROLINA 3.1%
Asheville
Special Obligation Bonds Series 2021	5.00%	04/01/27	700,000	874,333
Special Obligation Bonds Series 2021	5.00%	04/01/30	600,000	801,027
Special Obligation Bonds Series 2021	5.00%	04/01/31	375,000	511,274
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	5.00%	07/01/25	625,000	737,108
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/41 (a)	1,190,000	1,422,020
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	584,174
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,084,201
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,172,623
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,523,336
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,461,120
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/27	420,000	499,656
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	529,372
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,222,834
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,078,692
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	500,000	629,345
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(e)	1,700,000	871,663
Raleigh-Durham Airport Auth
Refunding RB Series 2020A	5.00%	05/01/31 (a)	435,000	569,349
Refunding RB Series 2020A	5.00%	05/01/33 (a)	1,000,000	1,297,806
Winston-Salem
Water & Sewer System Refunding RB Series 2020A	5.00%	06/01/30	2,000,000	2,694,806
				24,564,739
NORTH DAKOTA 0.5%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	453,370
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	538,844
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	375,000	434,260
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	251,281
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	522,497
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,712,706
				3,912,958
OHIO 3.4%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	6,479,230
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	800,000	986,070
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,243,508
Water RB Series 2020FF	5.00%	01/01/26	1,180,000	1,422,476
Water RB Series 2020FF	5.00%	01/01/28	800,000	1,017,874

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Columbus
ULT GO Bonds Series 2021A	5.00%	04/01/34 (a)(c)	5,500,000	7,364,419
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	61,594
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	234,303
General Refunding RB Series 2021A	4.00%	12/01/35 (a)	300,000	352,399
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	497,489
General Refunding RB Series 2021A	4.00%	12/01/45 (a)	225,000	257,094
Ohio
Common Schools GO Bonds Series 2021A	5.00%	06/15/25	500,000	591,678
Common Schools GO Bonds Series 2021A	5.00%	06/15/26	800,000	977,934
Common Schools GO Bonds Series 2021A	5.00%	06/15/27	650,000	817,732
Higher Education GO Bonds Series 2021A	5.00%	05/01/25	700,000	824,937
Higher Education GO Bonds Series 2021A	5.00%	05/01/26	875,000	1,065,599
Higher Education GO Bonds Series 2021A	5.00%	05/01/27	595,000	746,063
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/34 (a)	700,000	895,072
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (a)	700,000	893,244
Higher Educational Facility RB (Univ of Dayton) Series 2020	4.00%	02/01/36 (a)	555,000	656,920
				27,385,635
OKLAHOMA 1.0%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,298,759
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	807,724
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,523,015
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,102,281
				7,731,779
OREGON 2.3%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,075,000	1,118,464
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	280,469
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	167,573
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(e)(f)	300,000	222,482
GO Bonds Series 2019	0.00%	06/15/35 (a)(e)(f)	265,000	188,729
GO Bonds Series 2019	0.00%	06/15/36 (a)(e)(f)	420,000	286,646
GO Bonds Series 2019	0.00%	06/15/37 (a)(e)(f)	500,000	326,629
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (e)(f)	1,700,000	1,566,533
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(e)(f)	1,400,000	1,027,045
Lane Cnty SD #52
GO Bonds Series 2021A	0.00%	06/15/42 (a)(e)(f)	1,000,000	616,739
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (a)	1,000,000	1,198,666
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(e)(f)	400,000	306,135

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (a)(b)	330,000	361,766
GO Obligations Series 2016	5.00%	12/01/31 (a)(b)	375,000	411,098
GO Obligations Series 2016	5.00%	12/01/36 (a)(b)	1,155,000	1,266,182
Port of Portland
Airport Refunding RB Series 26C	5.00%	07/01/21	1,760,000	1,766,576
Airport Refunding RB Series 26C	5.00%	07/01/22	1,100,000	1,155,026
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,642,593
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,314,496
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/35 (a)(e)(f)	1,130,000	846,116
GO Bonds Series 2020A	0.00%	06/15/40 (a)(e)(f)	640,000	406,029
				18,475,992
PENNSYLVANIA 1.0%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (b)(f)	510,000	618,869
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,905,947
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	270,000	301,351
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	485,000	582,963
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	515,000	606,438
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	880,359
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,219,166
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	626,033
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	383,225
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	318,563
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	377,536
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	405,434
				8,225,884
RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	385,000	397,179
SOUTH CAROLINA 1.1%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	856,199
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (a)	1,750,000	2,090,021
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/39 (a)	4,000,000	4,753,732
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,132,421
				8,832,373

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	200,000	224,229
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	476,488
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	158,401
				859,118
TENNESSEE 1.0%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	494,751
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	681,496
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,074,998
Tennessee Housing Development Agency
Residential RB Series 2020-4	3.00%	01/01/51 (a)	5,000,000	5,453,276
				7,704,521
TEXAS 10.4%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020a	5.00%	02/01/25 (f)	1,265,000	1,481,109
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/26 (f)	530,000	640,902
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (f)	425,000	528,926
ULT Refunding RB Series 2020A	5.00%	02/01/24 (f)	1,260,000	1,421,103
ULT Refunding RB Series 2020A	5.00%	02/01/28 (f)	325,000	414,846
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	240,145
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (f)	310,000	364,974
ULT Refunding GO Bonds Series 2020	4.00%	08/15/27 (f)	325,000	389,870
ULT Refunding GO Bonds Series 2020	4.00%	08/15/28 (f)	340,000	414,005
ULT Refunding GO Series 2020	4.00%	08/15/25 (f)	150,000	172,607
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	170,000	194,871
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,289,348
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,758,908
Sr Lien RB Series 2021B	5.00%	01/01/29	850,000	1,092,607
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	666,347
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	377,234
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	725,960
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/29	1,000,000	1,308,169
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,448,981
Jt Refunding RB Series 2020A	5.00%	11/01/29	2,500,000	3,289,494
Jt Refunding RB Series 2020A	4.00%	11/01/34 (a)	1,000,000	1,226,337
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	966,028
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (f)	425,000	543,954
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (f)	575,000	753,290

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	938,767
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	471,078
Lewisville ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (f)	2,500,000	2,766,699
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/34 (a)	1,000,000	1,232,681
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/35 (a)	1,000,000	1,228,702
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (a)	1,000,000	1,225,598
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	500,000	610,860
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	506,041
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,865,171
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,339,635
San Marcos Consolidated ISD
ULT GO Refunding Bonds Series 2021A	3.00%	08/01/27 (f)	5,185,000	5,899,644
ULT GO Refunding Bonds Series 2021A	3.25%	08/01/28 (f)	5,445,000	6,355,329
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	525,494
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (f)	620,000	790,473
Spring ISD
ULT GO Refunding Bonds Series 2020	5.00%	08/15/21 (f)	800,000	808,006
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (f)	750,000	794,424
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (f)	625,000	691,235
ULT Refunding GO Bonds Series 2020	5.00%	08/15/24 (f)	1,000,000	1,149,756
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (f)	1,000,000	1,190,058
ULT Refunding GO Bonds Series 2020	5.00%	08/15/26 (f)	1,000,000	1,227,993
Texas
TRAN 2020	4.00%	08/26/21 (c)	15,000,000	15,139,500
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,830,000	2,051,132
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,225,000	1,368,613
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,000,000	1,325,924
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,684,598
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	80,000	80,752
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	1,530,000	1,698,849
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	612,356
Texas Water Dev Brd
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	552,564
State Revolving Fund RB Series 2020	5.00%	08/01/24	750,000	862,376
				83,704,323

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	420,531
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	495,942
				916,473
VERMONT 0.9%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)(b)	140,000	141,007
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	770,000	826,629
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	3,660,000	3,987,611
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,783,000	1,985,341
				6,940,588
VIRGINIA 1.5%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,714,861
Fairfax Cnty
GO Bonds Series 2020A	5.00%	10/01/33 (a)	5,000,000	6,643,242
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)(b)	220,000	222,958
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (b)	600,000	617,916
				12,198,977
WASHINGTON 4.0%
Energy Northwest
Electric Refunding RBs Series 2020A	5.00%	07/01/27	1,000,000	1,254,820
Electric Refunding RBs Series 2020A	5.00%	07/01/28	3,585,000	4,610,799
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,882,681
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	797,620
Lake Washington SD #414
ULT Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)(f)	10,000,000	12,315,907
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	505,000	610,915
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,262,476
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,261,627
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,577,060
Ocosta SD #172
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	379,832
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	629,073
Refunding RB 2019	5.00%	12/01/28	460,000	590,672
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	646,453
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	803,341

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,606,142
				32,229,418
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,726,471
WISCONSIN 1.7%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (e)	410,000	345,487
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/31 (a)(e)	640,000	519,431
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (a)(e)	1,250,000	978,305
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (a)(e)	2,000,000	1,506,690
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(e)	1,820,000	1,320,648
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(e)	2,900,000	2,022,533
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(e)	3,000,000	2,007,392
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(b)	1,000,000	1,247,822
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(b)	1,025,000	1,279,018
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	205,160
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,121,794
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,155,993
				13,710,273
WYOMING 0.5%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	525,353
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/30	500,000	608,513
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	599,968
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/36 (a)	400,000	482,411
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/38 (a)	400,000	478,694
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	1,000,000	1,072,841
				3,767,780
Total Fixed-Rate Obligations
(Cost $665,417,284)				705,510,007

Variable-Rate Obligations 12.2% of net assets
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	1.90%	02/01/48 (a)	3,000,000	3,039,832
CALIFORNIA 2.5%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,158,321
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,255,956
Toll Bridge RB Series 2021C

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
(SIFMA Municipal Swap Index + 0.45%)	0.50%	04/01/56 (a)	5,000,000	5,008,477
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(g)	2,685,000	2,827,259
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	0.45%	01/01/50 (a)(f)(g)	6,000,000	6,000,383
				20,250,396
COLORADO 1.5%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(g)	4,000,000	4,920,653
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(g)	1,750,000	1,869,935
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(g)	5,000,000	5,258,930
				12,049,518
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(g)	3,000,000	3,126,475
FLORIDA 0.5%
Orlando Utilities Commission
Utilities System RB Series 2021B	1.25%	10/01/46 (a)(g)	4,000,000	4,065,937
GEORGIA 0.6%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	0.62%	08/01/48 (a)	5,000,000	5,021,540
IOWA 0.8%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(f)(g)	5,000,000	6,014,752
MONTANA 0.8%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	0.60%	08/15/37 (a)	3,100,000	3,104,957
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	0.50%	11/15/35 (a)	3,090,000	3,100,505
				6,205,462
NEW YORK 1.1%
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1	0.02%	11/01/31 (a)(f)(h)	400,000	400,000
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	0.40%	10/01/35 (a)(f)(i)(j)	3,750,000	3,750,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 142	0.03%	10/01/37 (a)(f)(h)	725,000	725,000
Homeowner Mortgage RB Series 144	0.03%	10/01/37 (a)(f)(h)	4,025,000	4,025,000
				8,900,000
OREGON 1.6%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,590,142
Marion & Polk Cnty SD
GO Bonds Series 2020B	0.00%	06/15/34 (a)(f)(k)	1,000,000	1,317,258
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,130,808
St. Helens SD #502
GO Bonds Series 2020B	0.00%	06/15/45 (a)(f)(k)	1,665,000	2,028,515
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(k)	340,000	381,482
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(k)	300,000	335,476
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(k)	300,000	334,329
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(k)	350,000	389,190
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(k)	520,000	576,804
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(k)	350,000	387,366
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(k)	410,000	453,178
				12,924,548
SOUTH CAROLINA 0.2%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(g)	1,515,000	1,538,751
TEXAS 1.6%
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(f)(g)	2,000,000	2,102,249
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(f)(g)	3,000,000	3,024,293
Northside ISD
ULT GO Refunding Bonds Series 2020	0.70%	06/01/50 (a)(f)(g)	5,000,000	5,019,735
ULT GO Series 2019	1.60%	08/01/49 (a)(f)(g)	2,980,000	3,084,383
				13,230,660

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	0.70%	08/15/54 (a)	1,700,000	1,715,585
Total Variable-Rate Obligations
(Cost $95,309,861)				98,083,456
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.5% of net assets.
(j)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(k)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN –	Bond anticipation note
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB –	Tender option bond
TRAN –	Tax and revenue anticipation note
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$705,510,007	$—	$705,510,007
Variable-Rate Obligations[1]	—	98,083,456	—	98,083,456
Total	$—	$803,593,463	$—	$803,593,463
[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.8% of net assets
CALIFORNIA 89.8%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	400,000	481,628
GO Bonds Series C	4.00%	08/01/30 (a)	450,000	534,631
GO Bonds Series C	4.00%	08/01/31 (a)	260,000	307,573
GO Bonds Series C	4.00%	08/01/32 (a)	250,000	294,442
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (a)	2,060,000	2,280,088
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	366,273
Refunding RB Series 2015	5.00%	09/02/23	575,000	636,344
Refunding RB Series 2015	5.00%	09/02/25	690,000	820,509
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	759,408
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (b)	555,000	536,319
GO Bonds Series 2017	0.00%	08/01/34 (a)(b)	7,705,000	5,312,910
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	2,009,287
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,587,808
GO Bonds Series 2010	4.00%	11/01/34 (a)	1,000,000	1,244,258
GO Bonds Series CQ	4.00%	12/01/47 (a)	3,405,000	3,720,015
GO Refunding Bonds	5.00%	12/01/26	5,000,000	6,211,561
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,446,257
GO Refunding Bonds	5.25%	10/01/32 (a)	1,960,000	1,993,196
GO Refunding Bonds	5.00%	09/01/41 (a)(c)	4,000,000	5,254,074
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,580,967
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,440,606
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,323,879
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	1.10%	06/01/30	200,000	200,151
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	325,000	368,109
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,838,670
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	376,070
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	411,178

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tobacco Settlement (Los Angeles Cnty Securitization) Series 2020B-1	1.75%	06/01/30	250,000	251,095
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,793,190
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	239,588
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	206,678
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	274,203
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	250,000	313,008
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	192,220
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Sub Series 2020B1	1.38%	06/01/30	150,000	150,566
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,549,728
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	1,000,000	1,216,065
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (d)	175,000	192,068
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	620,033
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	656,020
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,261,461
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/36 (a)	2,500,000	2,970,399
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	814,559
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,232,494
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (d)	275,000	293,827
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(d)	200,000	229,665
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(d)	800,000	914,963
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	1,150,000	1,440,983
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,821,804
Refunding RB ( Los Angeles Cnty Museum) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,971,942
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(e)	4,130,000	4,464,905
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,500,000	2,887,409
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	519,220
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	571,894
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,299,537
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,284,483
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	293,833
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	386,485
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	409,085
Refunding RBs (Academy of Motion Picture Arts & Sciences) Series 2020B	5.00%	11/01/29 (a)	1,500,000	1,964,317
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (d)	360,000	436,588
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (d)	350,000	436,543
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(d)	1,040,000	1,287,855
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,718,217
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,806,926
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	948,965
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(d)	1,240,000	1,484,404
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	784,333
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,363,989
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,237,565
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	182,618
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	738,033
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,383,405
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	737,743

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	855,584
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	568,909
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(d)	250,000	310,122
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(d)	575,000	709,896
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(d)	250,000	308,489
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(d)	250,000	307,938
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	416,593
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	497,429
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	687,146
California Public Works Board
Lease RB Series 2011C	5.75%	10/01/31 (a)	1,000,000	1,018,531
Lease RB Series 2011D	5.00%	12/01/22 (a)	500,000	512,074
Lease RB Series 2012A	5.00%	04/01/23 (a)	1,850,000	1,924,317
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,155,838
Lease Refunding RB Series 2022A	5.00%	08/01/31 (c)	2,000,000	2,598,142
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	280,724
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	309,393
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	214,106
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	186,410
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	701,068
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	968,890
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	2,094,732
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,657,265
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(d)	750,000	949,263
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(d)	735,000	923,425
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	3,329,097
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,962,808
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	961,057
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	837,170
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(d)	300,000	377,654
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(d)	235,000	293,535
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(d)	900,000	1,117,431
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(d)	275,000	319,639
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(d)	425,000	492,837
RBs (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	2,424,370
RBs (Emanate Health) Series 2020A	4.00%	04/01/45 (a)	1,750,000	2,044,999
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	591,357
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,471,144
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (a)	440,000	457,818
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	552,087
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	420,323
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,339,711
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,826,499
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	163,847
Refunding RB Series 2020A	5.00%	07/01/30	150,000	200,186

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	192,642
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	264,058
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	327,856
Refunding RB Series 2020A	5.00%	07/01/35 (a)	350,000	457,480
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	714,785
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/26	575,000	658,971
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/28	250,000	294,710
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	250,000	298,106
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	683,986
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	451,503
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	525,000	631,640
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	750,000	900,731
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,199,371
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(e)	1,300,000	1,461,812
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	600,898
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	599,553
Ceres Water
Water System RB Series 2020	0.50%	06/01/50 (a)	1,375,000	1,375,624
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(b)	450,000	330,557
GO Bonds Series D	0.00%	08/01/35 (a)(b)	550,000	389,455
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	670,863
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	873,042
Sewer Refunding RB Series 2020	5.00%	12/01/24	770,000	894,468
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	480,494
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	396,169
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	538,085
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	582,338
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	592,634
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,260,103
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	308,069
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	613,107
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	919,660
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22 (a)(e)	975,000	982,924
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	880,000	1,032,947
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	811,593
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/26 (c)	415,000	510,727
Water Refunding RB Series 2021B	5.00%	09/01/27 (c)	140,000	177,006
Water Refunding RB Series 2021B	5.00%	09/01/28 (c)	150,000	194,252
Water Refunding RB Series 2021B	5.00%	09/01/31 (c)	200,000	275,813

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(e)	415,000	458,944
GO Bonds Series 2018	5.00%	08/01/38 (a)(e)	500,000	552,944
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	424,449
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	559,781
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	595,202
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	607,672
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	567,982
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	269,833
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	296,395
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	317,064
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	558,045
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,300,526
Refunding GO Bonds Series 2020	5.00%	08/01/24	1,000,000	1,150,520
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,473,271
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,450,927
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (b)	1,250,000	1,108,410
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	476,518
Special Tax RB Series 2015	5.00%	09/01/23	775,000	850,961
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(b)(e)	1,000,000	343,950
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,010,494
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,734,733
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(b)	1,120,000	785,328
GO Bonds Series 2016A	0.00%	08/01/34 (a)(b)	1,900,000	1,267,575
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,279,783
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,947,829
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	1,007,596
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	886,355
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	864,562
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	3,298,185
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	465,741
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	215,092
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	220,787
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,337,910
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,351,022

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,152,259
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	723,019
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	1,430,000	1,791,036
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	887,944
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	942,418
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,442,393
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,185,463
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,465,327
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	603,508
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	619,726
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(e)	685,000	774,756
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	180,087
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	239,113
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	148,961
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	237,233
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	850,482
Kern CCD
GO BANs 2020	0.00%	08/01/23 (b)	4,200,000	4,167,166
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,353,417
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,805,691
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,116,847
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	640,850
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	761,778
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	742,262
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,581,647
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	986,591
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	497,803
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	375,583
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	386,785
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,094,374
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/28	220,000	268,229
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	352,923
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/38 (a)	345,000	414,331
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/39 (a)	300,000	359,112

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,557,432
Refunding RB Series 2020B	5.00%	05/15/24 (f)	6,260,000	7,075,389
Los Angeles Cnty
TRAN 2020-2021A	4.00%	06/30/21	3,500,000	3,511,105
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (a)	600,000	792,699
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,589,580
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,600,467
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	778,598
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,081,167
Los Angeles Dept of Airports
Sr Ref RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	4,190,335
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	2,111,320
Sub RB Series 2018D	5.00%	05/15/31 (a)	1,510,000	1,925,737
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,663,581
Sub Refunding RB Series 2021A	5.00%	05/15/27	1,230,000	1,527,656
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,587,387
Sub Refunding RB Series 2021A	5.00%	05/15/29	1,410,000	1,823,366
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,497,429
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,650,244
Refunding RB Series 2011B	5.00%	08/01/24 (a)	1,000,000	1,007,870
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	1,006,875
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(e)	1,050,000	1,195,369
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	768,931
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	889,146
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,623,900
Mono Cnty
COP Series 2018A	5.00%	10/01/48 (a)	690,000	835,888
Monte Vista Wtr Dist
Revenue COP Series 2020A	5.00%	10/01/44 (a)	2,445,000	3,071,467
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	865,334
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/21	550,000	554,366
RB Series 2011A	5.75%	08/01/40 (a)	700,000	705,598
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (d)	3,000,000	3,429,807
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	111,109
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	170,636
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	174,081
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	250,000	294,801

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	238,752
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	165,124
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	334,163
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	175,483
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (a)(e)	1,000,000	1,016,381
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	730,753
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	527,821
GO Bonds Series 2015A	5.00%	08/01/23	700,000	770,697
GO Bonds Series 2015A	5.00%	08/01/24	600,000	685,806
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,872,219
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	622,042
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,470,713
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	317,390
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	630,875
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	829,870
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	438,987
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	906,912
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (a)	525,000	655,270
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	686,568
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	266,077
Ontario Int’l Airport
RB Series 2021B	5.00%	05/15/31	515,000	687,879
RB Series 2021B	5.00%	05/15/33 (a)	545,000	719,482
RB Series 2021B	5.00%	05/15/34 (a)	500,000	657,902
RB Series 2021B	4.00%	05/15/35 (a)	500,000	608,227
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	1,800,000	2,044,966
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,559,026
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,536,576
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	956,728
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	547,546
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,992,324
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(e)	1,365,000	1,623,398
GO Bonds Series D	5.00%	08/01/32 (a)(e)	1,490,000	1,772,061
GO Bonds Series D	5.00%	08/01/33 (a)(e)	1,685,000	2,003,975
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,292,579
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	3,163,227
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,490,634
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (a)(b)	1,425,000	987,958

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	701,544
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	437,143
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	976,404
Piner-Olivet Union Elementary SD
GO Bonds Series 2021	0.00%	08/01/40 (a)(b)	600,000	375,338
GO Bonds Series 2021	0.00%	08/01/42 (a)(b)	500,000	291,315
GO Bonds Series 2021	0.00%	08/01/44 (a)(b)	500,000	272,030
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	946,392
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,537,715
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	270,000	291,982
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27 (f)	4,895,000	6,104,809
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	645,357
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/22	200,000	208,989
Refunding RB Series 2021A	4.00%	09/01/24	300,000	332,200
Refunding RB Series 2021A	4.00%	09/01/25	535,000	607,639
Refunding RB Series 2021A	4.00%	09/01/26	400,000	463,547
Refunding RB Series 2021A	4.00%	09/01/27	1,150,000	1,354,561
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,292,487
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,088,993
Refunding RB Series 2019B	5.00%	05/01/24	650,000	732,637
Rio Elementary SD
GO Bonds Series 2018C	0.00%	08/01/31 (a)(b)	100,000	80,329
GO Bonds Series 2018C	0.00%	08/01/32 (a)(b)	115,000	88,067
GO Bonds Series 2018C	0.00%	08/01/38 (a)(b)	110,000	64,099
Riverside Cnty
2020 Series A Teeter Obligation Notes	0.50%	10/21/21	5,500,000	5,508,627
TRAN 2020	4.00%	06/30/21	5,000,000	5,015,823
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(e)	710,000	782,335
Riverside County Public Finance Auth
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,200,000	1,429,439
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	870,415
Refunding RB Series 2020A	5.00%	01/01/24	500,000	559,163
Refunding RB Series 2020A	5.00%	01/01/25	545,000	630,731
Refunding RB Series 2020A	5.00%	01/01/26	825,000	983,359
Refunding RB Series 2020A	5.00%	01/01/27	865,000	1,055,893
Refunding RB Series 2020A	5.00%	01/01/28	810,000	1,008,803
Refunding RB Series 2020A	5.00%	01/01/29	855,000	1,084,079
Refunding RB Series 2020A	5.00%	01/01/30	890,000	1,146,167

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	221,959
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,102,391
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (a)(e)	1,000,000	1,007,808
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,220,760
Airport System SR Refunding RB Series 2020	5.00%	07/01/34 (a)	1,650,000	2,158,918
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,896,701
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (a)	2,500,000	2,630,999
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	811,445
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	634,984
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	417,426
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,195,543
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,667,126
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	1,177,478
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	317,212
Refunding RB Series 2013A	5.00%	09/01/23	550,000	605,993
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	269,743
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,579,702
Refunding RB Series 2012A	5.00%	05/01/26 (a)	290,000	302,721
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,596,549
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,290,687
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	292,371
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	171,480
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	188,086
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	346,064
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	487,059
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,486,175
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,142,560
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	363,654
San Lorenzo USD
GO Refunding Bonds Series 2021B	4.00%	08/01/47 (a)(c)	1,150,000	1,331,796
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (b)	990,000	896,456
San Mateo Cnty CCD
Go Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,349,863
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,482,770
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,733,284

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	242,401
RB Series 2020A	5.00%	05/01/36 (a)	500,000	636,364
RB Series 2020A	5.00%	05/01/37 (a)	250,000	317,801
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,250,000	1,442,198
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	188,985
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	201,041
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	189,384
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	366,962
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (a)(e)	820,000	820,000
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	718,487
Lease RB Series 2018	5.00%	07/01/38 (a)	175,000	217,394
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (a)	250,000	302,246
GO Bonds Series 2018C	5.00%	08/01/35 (a)	300,000	362,021
GO Bonds Series 2018C	5.00%	08/01/36 (a)	850,000	1,023,819
Shasta UHSD
GO Bonds Series 2018	5.25%	08/01/43 (a)	680,000	847,996
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,029,546
RB Series 2019	4.00%	07/01/25	1,270,000	1,418,250
Refunding RB Series 2020	4.00%	07/01/26	300,000	341,366
Refunding RB Series 2020	5.00%	07/01/27	630,000	769,125
Refunding RB Series 2020	5.00%	07/01/30	645,000	831,831
Sonoma Valley USD
GO Bonds Series 2021	4.00%	08/01/40 (a)(c)	1,000,000	1,174,840
GO Bonds Series 2021	4.00%	08/01/41 (a)(c)	600,000	703,355
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (b)	2,000,000	1,989,781
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,398,324
South San Francisco Public Facilities Auth
Lease RB Series 2021A	4.00%	06/01/46 (a)(c)	2,000,000	2,402,479
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	425,000	426,950
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	463,116
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2020A	5.00%	07/01/35 (a)	3,000,000	3,514,245
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/25	800,000	949,916
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/26	750,000	921,870
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/27	950,000	1,199,180
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/28	1,050,000	1,358,804
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,345,925
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	461,033
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	619,953
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	722,255

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	788,721
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	667,559
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	1,180,179
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	0.45%	06/01/30	250,000	252,062
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	250,000	288,010
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	665,730
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	715,464
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	765,095
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	820,379
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (a)(e)	950,000	959,246
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	3,000,000	3,132,759
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,325,953
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	377,416
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	546,583
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	719,346
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	766,635
Total Fixed-Rate Obligations
(Cost $427,740,509)				450,936,122

Variable-Rate Obligations 11.9% of net assets
CALIFORNIA 11.9%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	0.95%	04/01/45 (a)	5,000,000	5,040,081
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,158,321
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,255,956
California
GO Bonds Series 2003A1	0.01%	05/01/33 (a)(d)(f)(h)	9,700,000	9,700,000
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(g)	2,685,000	2,827,259
RB (Kaiser Permanente) Series 2006C	5.00%	06/01/41 (a)(f)(g)	5,000,000	6,619,497
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (a)(g)	3,400,000	4,289,197
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (a)(g)	5,000,000	5,978,141
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(g)	1,200,000	1,279,554
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	0.45%	01/01/50 (a)(d)(g)	4,000,000	4,000,256
California Statewide Communities Development Auth
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(g)	1,715,000	2,056,657
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A	0.01%	07/01/46 (a)(d)(h)	1,670,000	1,670,000
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	0.30%	07/01/46 (a)	2,450,000	2,450,196

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Dept of Water & Power
Power System RB Series 2002A6	0.01%	07/01/35 (a)(d)(h)	1,300,000	1,300,000
Water System RB Series 2001B4	0.01%	07/01/35 (a)(d)(h)	1,800,000	1,800,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008C	0.01%	04/01/36 (a)(d)(h)	2,150,000	2,150,000
Southern California Metropolitan Water District
Water RB Series 2017A	0.01%	07/01/47 (a)(d)(h)	2,300,000	2,300,000
Total Variable-Rate Obligations
(Cost $59,121,619)				59,875,115
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Credit-enhanced or liquidity-enhanced.
(e)	Refunded bond.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
PFA –	Public Financing Authority
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TRAN –	Tax and revenue anticipation note
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$450,936,122	$—	$450,936,122
Variable-Rate Obligations[1]	—	59,875,115	—	59,875,115
Total	$—	$510,811,237	$—	$510,811,237
[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab High Yield Municipal Bond Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 98.3% of net assets
ALABAMA 0.9%
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (a)	500,000	580,932
ARIZONA 2.7%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	700,000	822,684
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (a)	800,000	934,432
				1,757,116
CALIFORNIA 2.1%
California Health Facilities Financing Auth
Refunding RB (Lucile Salter Packard Childrens Hospital) Series 2022A	4.00%	05/15/51 (a)(b)	500,000	571,885
Los Angeles USD
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	665,000	795,570
				1,367,455
COLORADO 1.4%
Park Creek Metropolitan Dist
Sr LT RB Series 2019A	4.00%	12/01/34 (a)	745,000	904,698
CONNECTICUT 0.6%
Connecticut
GO Refunding Bonds Series 2018B	5.00%	04/15/28	315,000	403,365
DISTRICT OF COLUMBIA 1.7%
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/34 (a)	400,000	484,798
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/40 (a)	500,000	596,318
				1,081,116

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
FLORIDA 7.7%
Broward Cnty SD
COP Series 2020A	5.00%	07/01/30	500,000	662,722
Florida Gulf Coast Univ
Improvement Refunding RB Series 2017A	5.00%	08/01/26	435,000	526,399
Florida Higher Educational Facilities Financing Auth
Educational Facilities Refunding RB (Nova Southeastern Univ) Series 2016	5.00%	04/01/30 (a)	750,000	877,120
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	585,197
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)(c)	1,000,000	1,161,844
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	500,000	579,016
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	570,500
				4,962,798
GEORGIA 3.2%
Cobb Cnty-Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	5.00%	04/01/28 (a)	415,000	445,755
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	4.00%	06/15/36 (a)	1,300,000	1,595,744
				2,041,499
GUAM 1.3%
Guam Power Auth
RB Series 2012A	5.00%	10/01/34 (a)	250,000	262,905
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	547,910
				810,815
ILLINOIS 6.4%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	565,296
Refunding GO Bonds Series 2003B	5.50%	01/01/39 (a)(c)	1,025,000	1,149,884
Illinois
GO Bonds Series 2013	5.00%	02/01/39 (a)	1,000,000	1,087,208
Illinois Regional Transportation Auth
GO Bonds Series 2018B	5.00%	06/01/24	250,000	281,976
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (a)	450,000	548,750
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(b)	400,000	467,001
				4,100,115
LOUISIANA 4.6%
Louisiana Local Government Environmental Facilities & Community Development Auth
Refunding RB (Westlake Chemical Corp) Series 2017	3.50%	11/01/32 (a)	1,000,000	1,112,790

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	4.00%	04/01/50 (a)	500,000	573,088
Revenue & Refunding Bonds (Oschsner Clinic) Series 2017	5.00%	05/15/42 (a)	500,000	598,343
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (a)	500,000	650,037
				2,934,258
MAINE 1.4%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	4.00%	07/01/50 (a)	750,000	884,428
MARYLAND 0.9%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	599,095
MASSACHUSETTS 1.9%
Massachusetts Bay Transportation Auth
Sub Sales Tax Bonds Series 2021A1	4.00%	07/01/51 (a)	500,000	602,684
Massachusetts Development Finance Agency
RB (Southcoast Health System) Series 2021G	4.00%	07/01/46 (a)	200,000	235,825
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (a)	300,000	383,834
				1,222,343
MICHIGAN 3.1%
Detroit SD
ULT Refunding RB Series 2020A	5.00%	05/01/39 (a)(d)	500,000	643,324
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (a)	500,000	603,388
Michigan Finance Auth
Local Gov’t Loan Program RB (Detroit Public Lighting Auth) Series 2014B	5.00%	07/01/44 (a)	700,000	749,811
				1,996,523
MINNESOTA 8.2%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.87%	02/01/00 (e)	15,000	7,800
Pooled Housing Development RB Series 1993	5.26%	02/01/02 (e)	30,000	15,600
Pooled Housing Development RB Series 1993	5.49%	02/01/05 (e)	20,000	10,400
Pooled Housing Development RB Series 1993	5.53%	02/01/06 (e)	20,000	10,400
Pooled Housing Development RB Series 1993	5.61%	02/01/07 (e)	65,000	33,800
Pooled Housing Development RB Series 1993	5.65%	02/01/08 (e)	10,000	5,200
Pooled Housing Development RB Series 1993	5.84%	02/01/17 (e)	450,000	234,000
Pooled Housing Development RB Series 1993	6.23%	02/01/25 (e)	9,500,000	4,940,000
				5,257,200
MISSOURI 0.8%
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (a)	425,000	545,865

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEVADA 1.1%
Clark Cnty SD
Refunding GO Bonds Series 2017C	5.00%	06/15/31 (a)	580,000	714,339
NEW JERSEY 4.9%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/34 (a)	1,000,000	1,119,704
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	1,116,128
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	913,893
				3,149,725
NEW YORK 11.8%
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	4.00%	07/01/40 (a)	710,000	867,741
Metropolitan Transportation Auth
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	623,684
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (a)	450,000	545,125
New York City
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	695,000	926,333
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (a)	500,000	610,780
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	720,326
New York State Dormitory Auth
RB (NYU Langone Hospitals) Series 2020A	4.00%	07/01/53 (a)	500,000	582,797
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	652,277
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (a)	500,000	578,984
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	600,000	775,784
Troy Capital Resource Corp
Refunding RB (Rensselaer Polytechnic Institute) Series 2021	4.00%	09/01/34 (a)(b)	150,000	180,590
Refunding RB (Rensselaer Polytechnic Institute) Series 2021	4.00%	09/01/35 (a)(b)	190,000	228,459
Refunding RB (Rensselaer Polytechnic Institute) Series 2021	4.00%	09/01/36 (a)(b)	280,000	335,675
				7,628,555
NORTH CAROLINA 1.0%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (a)	250,000	295,018
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/40 (a)	300,000	344,997
				640,015
OHIO 1.1%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	500,000	616,294

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	3.00%	12/01/21	100,000	101,198
				717,492
OKLAHOMA 1.0%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	615,854
OREGON 0.9%
Lane Cnty SD #52
GO Bonds Series 2021A	0.00%	06/15/44 (a)(d)(f)	1,000,000	579,618
PENNSYLVANIA 6.1%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	613,018
Pennsylvania Economic Development Financing Auth
RB (Univ of Pittsburgh Medical Center) Series 2021A	3.00%	10/15/46 (a)	500,000	536,888
Sewage Sludge Disposal Refunding RB (Philadelphia Biosolids) Series 2020	4.00%	01/01/30 (c)	1,300,000	1,522,563
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	307,790
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	631,966
Philadelphia SD
GO Bonds Series 2018A	5.00%	09/01/31 (a)(d)	250,000	317,117
				3,929,342
PUERTO RICO 1.6%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A	4.75%	07/01/38 (a)(d)	500,000	507,667
Puerto Rico Pwr Auth
Power Refunding RB Series PP	5.00%	07/01/22 (a)(d)	305,000	309,246
Power Refunding RB Series UU	5.00%	07/01/24 (a)(d)	200,000	205,367
				1,022,280
SOUTH CAROLINA 0.9%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	597,084
TENNESSEE 1.8%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	570,167
Memphis
GO Refunding Bonds Series 2020	4.00%	05/01/34 (a)	500,000	595,907
				1,166,074
TEXAS 9.4%
Central Texas Regional Mobility Auth
Senior Lien Refunding RB Series 2016	5.00%	01/01/46 (a)	750,000	872,305
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	525,428

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (a)	500,000	607,594
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	500,000	610,860
Northside ISD
ULT GO Refunding Bonds Series 2021	5.00%	08/15/30 (d)	1,250,000	1,684,239
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	750,000	841,845
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	06/30/35 (a)	750,000	900,536
				6,042,807
VIRGINIA 1.2%
Virginia College Building Auth
Educational Facilities RB (Randolph-Mason College) Series 2021A	3.00%	01/15/46 (a)	700,000	755,885
WASHINGTON 1.9%
Greater Wenatchee Regional Events Center Public Facilities Dist
Limited Sales Tax RB Series 2012A	4.50%	09/01/22	190,000	197,446
Limited Sales Tax RB Series 2012A	5.25%	09/01/32 (a)	500,000	518,832
Skagit Cnty Hospital Dist
Refunding RB (Skagit Valley Hospital) Series 2013A	5.00%	12/01/37 (a)	500,000	537,520
				1,253,798
WEST VIRGINIA 1.1%
Marshall Univ
Improvement Refunding RB Series 2020A	4.00%	05/01/50 (a)	635,000	729,660
WISCONSIN 2.8%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (a)(c)	1,075,000	1,287,563
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	520,951
				1,808,514
WYOMING 0.8%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	500,000	536,420
Total Fixed-Rate Obligations
(Cost $59,523,652)				63,337,083

Variable-Rate Obligations 3.1% of net assets
NEW YORK 1.2%
New York City
GO Bonds Fiscal 2018 Series B5	0.02%	10/01/46 (a)(d)(g)	800,000	800,000

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TENNESSEE 1.9%
Tennergy Corp
Gas Supply RB Series 2021A	4.00%	12/01/51 (a)(c)	1,000,000	1,196,510
Total Variable-Rate Obligations
(Cost $1,988,447)				1,996,510
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Credit-enhanced or liquidity-enhanced.
(e)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semiannual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least semiannually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(f)	Zero coupon bond.
(g)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP –	Certificate of participation
GO –	General obligation
ISD –	Independent school district
LT –	Limited tax
RB –	Revenue bond
SD –	School district
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$63,337,083	$—	$63,337,083
Variable-Rate Obligations[1]	—	1,996,510	—	1,996,510
Total	$—	$65,333,593	$—	$65,333,593

Schwab Municipal Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (continued)

Subsequent Events:
At a meeting held on February 24, 2021, the Board of Trustees of the Trust approved changing the name of the Schwab High Yield Municipal Bond Fund to Schwab Opportunistic Municipal Bond Fund and making corresponding changes to the fund’s investment strategy effective July 1, 2021. In addition, the Board of Trustees of the Trust approved reductions of the fund’s management fees, a new expense limitation, the removal of the fund’s contingent redemption fee, and changing the fund’s primary benchmark index to the Bloomberg Barclays Municipal Bond Index, all effective on July 1, 2021. For more information please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Other than the planned changes for Schwab High Yield Municipal Bond Fund as discussed above, management has determined there are no subsequent events or transactions through the date the reports were issued that would have materially impacted the reports as presented.
REG89446MAY21